Investment Objectives and Goals	Sep. 26, 2025
ALTSHARES MERGER ARBITRAGE ETF | ALTSHARES MERGER ARBITRAGE ETF
Prospectus [Line Items]
Risk/Return [Heading]	ALTSHARES MERGER ARBITRAGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

AltShares Merger Arbitrage ETF (the "Fund") seeks to provide investment results that closely correspond, before fees and expenses, to the performance of its underlying index, the Water Island Merger Arbitrage USD Hedged Index (the "Underlying Index").

ALTSHARES EVENT-DRIVEN ETF | ALTSHARES EVENT-DRIVEN ETF
Prospectus [Line Items]
Risk/Return [Heading]	ALTSHARES EVENT-DRIVEN ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AltShares Event-Driven ETF (the "Fund") seeks to achieve capital appreciation over a full market cycle with lower volatility than the broad equity market.